STOCK OPTIONS (Details 1) (Stock Option, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option
Number of Options
Outstanding, Beginning Balance	2,460,000	2,820,000
Granted	600,000
Expired	(510,000)	(360,000)
Outstanding, Ending Balance	2,550,000	2,460,000	2,820,000
Exercisable, Ending Balance	2,150,000
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 0.26	$ 0.30
Granted	$ 0.20
Expired	$ 0.36	$ 0.60
Outstanding, Ending Balance	$ 0.22	$ 0.26	$ 0.30
Exercisable, Ending Balance	$ 0.23
Weighted-Average Remaining Contractual Term (years)
Outstanding, Ending Balance	1 year 9 months	1 year 10 months 10 days	2 years 6 months 22 days
Exercisable, Ending Balance	1 year 3 months 7 days